Share-Based Payments - Summary of Fair Value of Equity Instruments Granted (Detail) (Detail) - Performance Shares (PS) - Gold Fields Limited 2012 share plan amended - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Monte Carlo simulation
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	51.70%	66.80%	63.60%
– expected term (years)	3 years	3 years	3 years
– average three-year risk free interest rate (based on US interest rates)	1.80%	1.20%	1.20%
– weighted average fair value (United States dollars)	$ 9.8	$ 10.2	$ 10.3